Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (236,150)	$ (96,135)		$ (43,536)
Total property and equipment, net	147,848	186,269	[1]	22,909
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	166,774	149,196		66,445
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 217,224	$ 133,208

[1]	Derived from audited information